SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION

The Company has provided this segment information for all comparable prior periods. Segment information is summarized as follows:

	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Oil and gas revenues	$1,779,453	$1,069,505
Lease operating expense	(1,302,454)	(1,394,411)
Depletion, depreciation, and amortization	(421,414)	(335,348)
General and administrative expenses	(1,742,249)	(1,761,060)
Total other expense, net	(196,217)	(403,460)
Result of oil and gas producing operations before income taxes	$(1,882,881)	$(2,824,774)
Segment net loss	$(1,882,881)	$(2,824,774)

Reconciliation of profit or loss
Adjustment and reconciling items	-	-
Consolidated net loss	$(1,882,881)	$(2,824,774)